Annual Total Returns (Vanguard Industrials Index Fund - ETF Shares ETF) (Vanguard Industrials Index Fund, Vanguard Industrials Index Fund - ETF Shares)	12 Months Ended
Aug. 31, 2014
Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Annual Total Return
2013	41.93%
2012	17.09%
2011	(2.20%)
2010	27.09%
2009	22.39%
2008	(40.01%)
2007	13.52%
2006	15.15%
2005	5.31%